CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Geographic Areas, Revenues from External Customers [Abstract]
Schedule of revenues from sales to unaffiliated customers
	Six months ended
	June 30,
	2024	2023
	$ thousands

North America (*)	52,180	48,572
EMEA (**)	33,913	31,944
Asia-Pacific	16,978	19,575
India	61,566	46,933
Latin America	19,949	22,536

	184,586	169,560

(*) As of June 30, 2024, and 2023, 98% and 93% represent revenues in the United States.
(**) Including Europe, Middle East and Africa.